Pensions and Other Post-employment Benefit Obligations	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Pensions and Other Post-employment Benefit Obligations

NOTE 23—PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS

The Group operates a number of pensions, other post-employment benefits and other long-term employee benefit plans. Some of these plans are defined contribution plans and some are defined benefit plans, with assets held in separate trustee-administered funds. Benefits paid through pension trusts are sufficiently funded to ensure the payment of benefits to retirees when they become due.

Actuarial valuations are reflected in the Consolidated Financial Statements as described in NOTE 2.6 – Principles governing the preparation of the Consolidated Financial Statements.

23.1 Description of the plans

Pension plans

Constellium’s pension obligations are in the U.S., Switzerland, Germany and France. Pension benefits are generally based on the employee’s service and highest average eligible compensation before retirement and are periodically adjusted for cost of living increases, either by company practice, collective agreement or statutory requirement. U.S., Swiss and France benefit plans are funded through long-term employee benefit funds.

Other post-employment benefits (OPEB)

The Group provides health care and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents, mainly in the U.S. Eligibility for coverage depends on certain age and service criteria. These benefit plans are unfunded.

Other long-term employee benefits

Other long term employee benefits mainly include jubilees in France, Germany and Switzerland and other long-term disability benefits in the U.S. These benefit plans are unfunded.

23.2 Main events

In January 2017, our Swiss pension plan was amended and the conversion rates used to convert participants’ account balances into a pension annuity at retirement were reduced. This plan amendment resulted in a €12 million decrease in the defined benefit obligation, which was recognized as negative past service cost.

Additionally, the Group implemented certain plan amendments that had the effect of freezing pension plan benefits or increasing benefit for employees elected to voluntary early retirement incentive program as well as removing certain retiree medical and life insurance benefits for active salaried employees of Constellium Rolled Products Ravenswood. These plan amendments resulted in a €8 million decrease in the defined benefit obligation, which was recognized as negative past service cost.

23.3 Description of risks

Our estimates of liabilities and expenses for pensions and other post-employment benefits incorporate a number of assumptions, including discount rate, longevity estimate and inflation rate. The defined benefit obligations expose the Group to a number of risks, including longevity, inflation, interest rate, medical cost inflation, investment performance, and change in law governing the employee benefit obligations. These risks are mitigated when possible by applying an investment strategy for the funded schemes which aims to minimize the long-term costs. This is achieved by investing in a diversified selection of asset classes, which aims to reduce the volatility of returns and also achieves a level of matching with the underlying liabilities.

Investment performance risk

Our pension plan assets consist primarily of funds invested in listed stocks and bonds.

The present value of funded defined benefit obligations is calculated using a discount rate determined by reference to high quality corporate bond yields. If the return on plan asset is below this rate, it will increase the plan deficit.

Interest rate risk

A decrease in the discount rate will increase the defined benefit obligation. At December 31, 2017, impacts of the change on the defined benefit obligation of a 0.50% increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

	0.50% increase in discount rates	0.50% decrease in discount rates
(in millions of Euros)
France	(9)	10
Germany	(9)	10
Switzerland	(20)	23
United States	(30)	33

Total sensitivity on Defined Benefit Obligations	(68)	76

Longevity risk

The present value of the defined benefit obligation is calculated by reference to the best estimate of the mortality of plan participants. An increase in the life expectancy of the plan participants will increase the plan’s liability.

23.4 Actuarial assumptions

Our estimates of liabilities and expenses for pensions and other post-employment benefits incorporate a number of assumptions, including discount rate, longevity estimate and inflation rate. The principal actuarial assumptions used at December 31, 2017 and 2016 were as follows:

	At December 31, 2017			At December 31, 2016
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.65%	1.65%	—	0.60%
U.S.	—	—	—	3.80%	—	—
Hourly pension	2.20%	—	3.70%-3.75%	—	—	4.30%-4.35%
Salaried pension	3.80%	—	3.80%	—	—	4.45%
OPEB(A)	3.80%	—	3.70%-3.85%	—	—	4.20%-4.60%
Other benefits	3.80%	—	3.60%-3.70%	—	—	4.05%-4.20%
France	1.50%-1.75%	2.00%	—	1.50%-1.75%	2.00%	—
Retirements	—	—	1.50%	—	—	1.60%
Other benefits	—	—	1.20%	—	—	1.30%
Germany	2.75%	1.70%	1.60%	2.75%	1.70%	1.65%

(A)	The other main financial assumptions used for the OPEB (healthcare plans, which are predominantly in the U.S.) were:

-	Medical trend rate: pre 65: 7.00% starting in 2018 decreasing gradually to 4.50% until 2026 and stable onwards and post 65: 6.00% starting in 2018 decreasing gradually to 4.50% until 2026 and stable onwards, and

-	Claims costs are based on individual company experience.

For both pension and healthcare plans, the post-employment mortality assumptions allow for future improvements in life expectancy.

23.5 Amounts recognized in the Consolidated Statement of Financial Position

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	691	—	691	721	—	721
Fair value of plan assets	(387)	—	(387)	(391)	—	(391)

Deficit of funded plans	304	—	304	330	—	330
Present value of unfunded obligation	110	250	360	132	273	405

Net liability arising from defined benefit obligation	414	250	664	462	273	735

23.6 Movement in net defined benefit obligations

	At December 31, 2017
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(In millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2017	853	273	1,126	(391)	735

Included the Consolidated Income Statement
Current service cost	18	6	24	—	24
Interest cost / (income)	18	9	27	(9)	18
Past service cost	(16)	(4)	(20)	—	(20)
Immediate recognition of gains arising over the period	—	—	—	—	—
Administration expenses	—	—	—	2	2

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(36)	(36)
—changes in financial assumptions	23	14	37	—	37
—changes in demographic assumptions	—	(1)	(1)	—	(1)
—experience (gains)/losses	—	—	—	—	—
Effects of changes in foreign exchange rates	(61)	(29)	(90)	42	(48)

Included in the Consolidated Statement of Cash Flows
Benefits paid	(38)	(18)	(56)	33	(23)
Contributions by the Group	—	—	—	(24)	(24)
Contributions by the plan participants	4	—	4	(4)	—

At December 31, 2017	801	250	1,051	(387)	664

	At December 31, 2016
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(In millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2016	802	261	1,063	(362)	701

Included in the Consolidated Income Statement
Current service cost	20	6	26	—	26
Interest cost / (income)	21	10	31	(10)	21
Past service cost	—	1	1	—	1
Immediate recognition of losses arising over the period	—	1	1	—	1
Administration expenses	—	—	—	2	2

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(14)	(14)
—changes in financial assumptions	28	6	34	—	34
—changes in demographic assumptions	2	(3)	(1)	—	(1)
—experience (gains)/losses	1	(4)	(3)	—	(3)
Effects of changes in foreign exchange rates	12	8	20	(8)	12

Included in the Consolidated Statement of Cash Flows
Benefits paid	(37)	(17)	(54)	32	(22)
Contributions by the Group	—	—	—	(26)	(26)
Contributions by the plan participants	4	1	5	(5)	—

Other
Transfer	—	3	3	—	3

At December 31, 2016	853	273	1,126	(391)	735

23.7 Net defined benefit obligations by country

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	148	(3)	145	144	—	144
Germany	142	(1)	141	147	(1)	146
Switzerland	251	(177)	74	284	(181)	103
United States	509	(206)	303	550	(209)	341
Other countries	1	—	1	1	—	1

Total	1,051	(387)	664	1,126	(391)	735

23.8 Plan asset categories

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash and cash equivalents	3	—	3	4	—	4
Equities	160	—	160	158	—	158
Bonds	81	93	174	82	96	178
Property	8	29	37	10	31	41
Other	5	8	13	5	5	10

Total fair value of plan assets	257	130	387	259	132	391

23.9 Cash flows

Expected contributions to pension and other benefits amount to €25 million and €18 million respectively for the year ended December 31, 2018.

Benefits payments expected to be paid either by pension funds or directly by the Company to beneficiaries over the next years are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2018	52
2019	52
2020	52
2021	55
2022	56
2023 to 2027	286

At December 31, 2017, the weighted-average maturity of the defined benefit obligations was 14.0 years (2016: 13.2 years).

23.10 OPEB amendments

During the third quarter of 2012, the Group implemented certain plan amendments that had the effect of reducing benefits of the participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan. In February 2013, five Constellium retirees and the United Steelworkers union filed a class action lawsuit against Constellium Rolled Products Ravenswood, LLC in a federal district court in West Virginia, alleging that Constellium Rolled Products Ravenswood, LLC improperly modified retiree health benefits.

The Group believes that these claims are unfounded, and that Constellium Rolled Products Ravenswood, LLC had a legal and contractual right to make the applicable modification.